Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Summary of Number of Shares of Subscribed and Outstanding Capital Stock

PLDT’s number of shares of subscribed and outstanding capital stock as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in millions)
Authorized
Non-Voting Serial Preferred Stock	388	388
Voting Preferred Stock	150	150
Common Stock	234	234
Subscribed
Non-Voting Serial Preferred Stock(1)	300	300
Voting Preferred Stock	150	150
Common Stock	219	219
Outstanding
Non-Voting Serial Preferred Stock(1)	300	300
Voting Preferred Stock	150	150
Common Stock	216	216
Treasury Stock
Common Stock	3	3

(1) 300 million shares of Series IV Cumulative Non-Convertible Redeemable Preferred Stock subscribed for Php3 billion, of which
Php360 million has been paid.

Summary of Dividends Declared

Our dividends declared for the years ended December 31, 2022, 2021 and 2020 are detailed as follows:

December 31, 2022

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV*	January 25, 2022	February 21, 2022	March 15, 2022	—	12
	May 5, 2022	May 20, 2022	June 15, 2022	—	13
	August 4, 2022	August 19, 2022	September 15, 2022	—	12
	November 3, 2022	November 18, 2022	December 15, 2022	—	12
					49

Voting Preferred Stock	March 3, 2022	March 23, 2022	April 15, 2022	—	2
	June 14, 2022	June 30, 2022	July 15, 2022	—	2
	August 24, 2022	September 15, 2022	October 15, 2022	—	3
	December 15, 2022	December 29, 2022	January 15, 2023	—	3
					10

Common Stock
Regular Dividend	March 3, 2022	March 17, 2022	April 4, 2022	42.00	9,075
	August 4, 2022	August 18, 2022	September 5, 2022	47.00	10,155
Special Dividend	August 4, 2022	August 18, 2022	September 5, 2022	28.00	6,049
					25,279
Charged to retained earnings					25,338

* Dividends were declared based on total amount paid up.

December 31, 2021

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV*	January 26, 2021	February 22, 2021	March 15, 2021	—	12
	May 6, 2021	May 21, 2021	June 15, 2021	—	13
	August 5, 2021	August 20, 2021	September 15, 2021	—	12
	November 4, 2021	November 19, 2021	December 15, 2021	—	12
					49

Voting Preferred Stock	March 4, 2021	March 24, 2021	April 15, 2021	—	3
	June 8, 2021	June 24, 2021	July 15, 2021	—	2
	August 26, 2021	September 13, 2021	October 15, 2021	—	2
	December 7, 2021	December 23, 2021	January 15, 2022	—	3
					10

Common Stock
Regular Dividend	March 4, 2021	March 18, 2021	April 6, 2021	40.00	8,642
	August 5, 2021	August 19, 2021	September 3, 2021	42.00	9,075
					17,717
Charged to retained earnings					17,776

* Dividends were declared based on total amount paid up.

December 31, 2020

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Convertible Redeemable Preferred Stock
Series JJ	April 8, 2020	February 11, 2020	May 12, 2020	0.0027/day	—

Cumulative Non-Convertible Redeemable Preferred Stock
Series IV*	January 28, 2020	February 24, 2020	March 15, 2020	—	12
	May 7, 2020	May 21, 2020	June 15, 2020	—	13
	August 6, 2020	August 20, 2020	September 15, 2020	—	12
	November 5, 2020	November 19, 2020	December 15, 2020	—	12
					49

Voting Preferred Stock	March 5, 2020	March 25, 2020	April 15, 2020	—	3
	June 9, 2020	June 24, 2020	July 15, 2020	—	2
	September 29, 2020	October 13, 2020	October 15, 2020	—	2
	December 3, 2020	December 18, 2020	January 15, 2021	—	3
					10

Common Stock
Regular Dividend	March 5, 2020	March 19, 2020	April 3, 2020	39.00	8,426
	August 6, 2020	August 20, 2020	September 4, 2020	38.00	8,210
					16,636
Charged to retained earnings					16,695

* Dividends were declared based on total amount paid up.

Our dividends declared after December 31, 2022 are detailed as follows:

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock(*)
Series IV	January 31, 2023	February 27, 2023	March 15, 2023	—	12

Voting Preferred Stock	March 2, 2023	March 17, 2023	April 15, 2023	—	2

Common Stock
Regular Dividend	March 23, 2023	April 11, 2023	April 21, 2023	45	9,722
Special Dividend	March 23, 2023	April 11, 2023	April 21, 2023	14	3,025
					12,747
Charged to retained earnings					12,761

* Dividends were declared based on total amount paid up.

Disclosure of Reconciliation of Consolidated Retained Earnings Available for Dividend Declaration Explanatory

The following table shows the reconciliation of our consolidated retained earnings available for dividend declaration as at December 31, 2022:

(in million pesos)
Parent Company's unappropriated retained earnings available for dividends at beginning of the year	37,249
Adjustments: Unrealized gains in prior years:
Fair value adjustments of investment property resulting to gain	(1,172)
Unrealized foreign exchange gains – net (except those attributable to cash and cash equivalents)	(2,362)
Fair value adjustments (mark-to-market gains)	(4,211)
Parent Company's unappropriated retained earnings available for dividends as at January 1, 2021	29,504
Add: Net income actually earned/realized during the year
Parent Company’s net income for the year	13,565
Less: Non-actual/unrealized income - net of tax
Fair value adjustment of investment property resulting to gain	(95)
Fair value adjustments (mark-to-market gains)	(1,473)
11,997
Less: Cash dividends declared during the year
Preferred stock	(59)
Common stock	(25,279)
(25,338)
Parent Company's unappropriated retained earnings available for dividends as at December 31, 2022	16,163